Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents		$ 2,066,102	$ 2,768,730
Accounts receivable, net		1,187,465	633,875
Contract assets, net		197,165
Prepaid expenses and other current assets, net		51,259	46,711
Total current assets		3,501,997	3,449,316
Non-current assets
Leasehold improvement and equipment, net		135,562	15,154
Right-of-use asset, operating lease		160,708	312,268
Deferred initial public offering costs		883,293	325,291
Total non-current assets		1,179,563	652,713
TOTAL ASSETS		4,681,560	4,102,029
Current liabilities
Accrued expenses and other current liabilities		278,807	274,571
Contract liabilities		200,911	196,515
Lease liability		160,708	151,560
Income tax payable		112,532	209,656
Total current liabilities		2,574,684	2,684,417
Non-current liabilities
Lease liability – non-current			160,708
Total non-current liabilities			160,708
TOTAL LIABILITIES		2,574,684	2,845,125
Commitment and contingencies
Equity
Subscription receivables		(128)
Retained earnings		2,106,770	1,256,804
Total shareholders’ equity		2,106,870	1,256,904
Non-controlling interest		6
TOTAL EQUITY		2,106,876	1,256,904
TOTAL LIABILITIES AND EQUITY		4,681,560	4,102,029
Class A Ordinary Shares
Equity
Ordinary Shares	[1]	178	100
Class B Ordinary Shares
Equity
Ordinary Shares	[1]	50
Related Party
Current assets
Due from a related party		6
Current liabilities
Due to a related party		$ 1,821,726	$ 1,852,115

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation